Document and Entity Information	Oct. 09, 2026
Document And Entity Information [Line Items]
Entity Registrant Name	UNIVERSAL CORP /VA/
Amendment Flag	false
Entity Central Index Key	0000102037
Document Type	8-K
Document Period End Date	Oct. 09, 2026
Entity File Number	001-00652
Entity Tax Identification Number	54-0414210
Entity Address, Address Line One	9201 Forest Hill Avenue
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23235
City Area Code	(804)
Local Phone Number	359-9311
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, no par value
Trading Symbol	UVV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
VA
Document And Entity Information [Line Items]
Entity Incorporation State Country Code	VA